Victory Portfolios

15935 La Cantera Parkway

San Antonio, Texas 78256

May 29, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios

File Nos. 333-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) with respect to Victory Trivalent Emerging Markets Small-Cap Fund (the “Fund”), a new series of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Fund:

(1)The forms of prospectus and statement of additional information for the Fund that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 209 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration

Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 22, 2026, accession number 0001193125-26- 236867.

If you have any questions or comments regarding this filing, please call me at 617-422-4695.

Very truly yours,

Victory Portfolios

By: /s/ Thomas Reyes

Thomas Reyes

Assistant Secretary